Land, Buildings, Equipment, and Other Depreciable Assets	12 Months Ended
Oct. 31, 2022
Land, Buildings, Equipment, and Other Depreciable Assets
Land, Buildings, Equipment, and Other Depreciable Assets
NOTE 15:  LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS
The following table presents details of the Bank’s land, buildings,

equipment, and other depreciable assets as at October 31, 2022 and October 31, 2021.
Land, Buildings, Equipment, and Other Depreciable Assets

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2020	$968	$2,495	$803	$1,396	$3,310	$8,972
Additions	2	144	179	131	235	691
Disposals	(1)	(87)	(31)	(67)	(137)	(323)
Fully depreciated assets	–	(27)	(126)	(68)	(108)	(329)

Foreign currency translation adjustments and other 1	(93)	(171)	(7)	(50)	(143)	(464)

As at October 31, 2021	876	2,354	818	1,342	3,157	8,547
Additions	1	136	168	152	316	773
Disposals	(1)	(44)	(18)	(23)	(8)	(94)
Fully depreciated assets	–	(28)	(167)	(114)	(178)	(487)

Foreign currency translation adjustments and other 1	73	146	16	58	174	467
As at October 31, 2022	$949	$2,564	$817	$1,415	$3,461	$9,206

Accumulated depreciation and impairment losses
As at November 1, 2020	$–	$976	$374	$719	$1,586	$3,655
Depreciation charge for the year	–	103	157	153	256	669
Disposals	–	(84)	(28)	(66)	(135)	(313)
Impairment losses	–	54	–	–	–	54
Fully depreciated assets	–	(27)	(126)	(68)	(108)	(329)

Foreign currency translation adjustments and other 1	–	(115)	(2)	(17)	(66)	(200)

As at October 31, 2021	–	907	375	721	1,533	3,536
Depreciation charge for the year	–	80	160	151	256	647
Disposals	–	(38)	(14)	(23)	(5)	(80)
Impairment losses	–	1	3	–	–	4
Fully depreciated assets	–	(28)	(167)	(114)	(178)	(487)

Foreign currency translation adjustments and other 1	–	61	8	50	96	215
As at October 31, 2022	$–	$983	$365	$785	$1,702	$3,835

Net Book Value Excluding Right-of-Use Assets:
As at October 31, 2021	$876	$1,447	$443	$621	$1,624	$5,011

As at October 31, 2022	949	1,581	452	630	1,759	5,371

1	Includes adjustments to reclassify premises related non-current assets held-for-sale to other assets.
The following table presents details of the Bank’s ROU assets as record
e
d in accordance with IFRS 16,
Leases
. Refer to Note 18 and Note 27 for the related lease liabilities details.
Right-of-Use
Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Total

As at November 1, 2020	$956	$3,821	$42	$4,819
Additions	–	119	52	171
Depreciation	(87)	(534)	(16)	(637)
Reassessments, modifications, and variable lease payment adjustments	19	84	–	103
Terminations and impairment	(38)	(83)	(24)	(145)

Foreign currency translation adjustments and other	(70)	(71)	–	(141)

As at October 31, 2021	$780	$3,336	$54	$4,170
Additions	–	132	5	137
Depreciation	(89)	(424)	(14)	(527)
Reassessments, modifications, and variable lease payment adjustments	13	(6)	(1)	6
Terminations and impairment	–	11	–	11

Foreign currency translation adjustments and other	73	159	–	232
As at October 31, 2022	$777	$3,208	$44	$4,029
Total Land, Buildings, Equipment, and Other Depreciable Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
As at October 31, 2021	$1,656	$4,783	$497	$621	$1,624	$9,181

As at October 31, 2022	1,726	4,789	496	630	1,759	9,400